Shareholders’ Equity (Details)											1 Months Ended																							12 Months Ended
	Jan. 18, 2021 USD ($) $ / shares shares	Jan. 18, 2021 USD ($) ₪ / shares shares	Nov. 12, 2020 $ / shares shares	Nov. 12, 2020 ₪ / shares shares	Oct. 02, 2020 USD ($) $ / shares shares	Jun. 16, 2020	Jun. 09, 2020 USD ($) $ / shares shares	Jun. 09, 2020 USD ($) $ / shares ₪ / shares	May 10, 2020 USD ($)	Jul. 02, 2019 USD ($) shares	Mar. 25, 2021 USD ($) $ / shares shares	Mar. 25, 2021 USD ($) ₪ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) ₪ / shares shares	Dec. 30, 2020 USD ($) $ / shares shares	Aug. 19, 2020 USD ($) $ / shares shares	Aug. 19, 2020 USD ($) ₪ / shares shares	Jul. 16, 2020 $ / shares shares	Jul. 16, 2020 ₪ / shares shares	Jun. 30, 2020 shares	May 19, 2020 USD ($) $ / shares shares	Apr. 30, 2020 USD ($) $ / shares shares	Sep. 23, 2019 $ / shares shares	Sep. 23, 2019 ₪ / shares shares	Jul. 17, 2019	Mar. 20, 2019 $ / shares	Mar. 20, 2019 ₪ / shares	Mar. 19, 2019 USD ($) $ / shares shares	Jan. 27, 2019	Jun. 25, 2018 USD ($)	Jun. 21, 2018	Apr. 23, 2018	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 ₪ / shares	Dec. 31, 2018 shares	Dec. 31, 2017 USD ($)	Jan. 18, 2022 USD ($)	Jan. 22, 2021	Mar. 12, 2020 shares	Dec. 31, 2016 ₪ / shares
Shareholders’ Equity (Details) [Line Items]
Purchase ordinary share																																	1
ADSs aggregate amount (in Dollars) | $					$ 8,100
Gross proceeds (in Dollars) | $					$ 8,085
Sales agreement, Description																																									the Company entered into a sales agreement, pursuant to which the Company can sell from time to time, ADS’s, in the aggregated amount of up to $60,000 (the “January 2021 Sales Agreement”). Sales under the January 2021 Sales Agreement were made by any method permitted by law that is deemed to be an “at the market” offering as defined in Rule 415 promulgated under the Securities Act. Under the January 2021 Sales Agreement, the Company sold, through the sales agent, an aggregate of 1,378,344 ADSs (6,891,720 Ordinary Shares) at an average price of $10.137 per ADS, raising gross proceeds of approximately $13,972. After deducting closing costs and fees, the Company received net proceeds of approximately $13,508, net of issuance expenses.
Warrants and options, description																																the Company granted options to service provider to purchase a total of 100,000 Ordinary Shares at an exercise price of NIS 3.78 (approximately $1.06 per share at the grant date). The options vested as to one third of the options after one year and balance of the remaining options vest equally over eight quarters until fully vested on March 31, 2021. On March 20, 2019, the Company approved a modification of the outstanding options from an exercise price of NIS 3.78 to an exercise price of NIS 1.95 per share (approximately $0.56 per share).
Comprehensive loss expense (in Dollars) | $																																								$ 68
Options to purchase ordinary shares			100,000	100,000
Exercise price per share | (per share)				₪ 33									$ 0.74
Vested options	100,000	100,000
Vested, description																																		For 100,000 options one third of the options vest on January 1, 2023, and the balance vest equally over eight quarters until fully vested on January 1, 2025. For the remaining 100,000 options, 50% vest on December 31, 2022, and 50% on December 2023, upon meeting predefined business targets.
Unrecognized compensation cost (in Dollars) | $																																		$ 2,310,000	$ 1,088,000	$ 1,638,000
Options vesting term																The options vest over 12 quarters until fully vested on June 30, 2023.	The options vest over 12 quarters until fully vested on June 30, 2023.
Granted options to purchase, description																																		the Company granted options to purchase 1,480,000 Ordinary Shares to its employees at an exercise price ranging between NIS 1.33 to NIS 2.29 (an average of approximately $0.74 per share at the grant date). The options vest equally over twelve quarters. In addition, the Company granted options to purchase 1,875,000 Ordinary Shares to its employees at an exercise price ranging between NIS 2.29 to NIS 5.93 (an average of approximately $0.91 per share at the grant date). One third of the options vest after one year and the balance of the remaining options vest equally over eight quarters until fully vested.	the Company granted options to purchase 1,000,000 Ordinary Shares to its employees at an exercise price ranging between NIS 0.787 to NIS 1.95 (an average of approximately $0.46 per share at the grant date). One third of the options vest after one year and the balance of the remaining options vest over eight quarters until fully vested. In addition, the Company granted options to purchase 2,815,000 Ordinary Shares to its employees at an exercise price ranging between NIS 0.787 to NIS 1.95 (an average of approximately $0.36 per share at the grant date). The options vest over 12 quarters until fully vested
Granted options to purchase																8,700	8,700
Minimum [Member]
Shareholders’ Equity (Details) [Line Items]
Vesting	3 years	3 years
Maximum [Member]
Shareholders’ Equity (Details) [Line Items]
Vesting																																								7 years
Private Placement [Member]
Shareholders’ Equity (Details) [Line Items]
Private placements gross amount (in Dollars) | $																																	$ 6,835,000
Issuance of ordinary shares																																	15,050,032
Share price | $ / shares																																	$ 0.45
Net proceeds (in Dollars) | $																														$ 11,208,000			$ 6,245,000
Agreement, description																													the Company entered into a development agreement for manufacturing and engineering consulting services, and an investment agreement with RH Electronics Ltd. (“RH”). Pursuant to the agreement, RH purchased 1,233,333 Ordinary Shares for a total consideration of $1,000 at a price per share of NIS 3 (approximately $1.23 per share).
Gross proceeds from public offering (in Dollars) | $									$ 350
Private placement of its ADSs, description									The Company issued a total of 700,000 ADSs (3,500,000 Ordinary Shares) at $0.50 per ADS. After deducting closing costs and fees, the Company received net proceeds of approximately $321, net of issuance expenses.
Private Placement [Member] | Series A warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Warrants to purchase ordinary shares																																	12,022,835
Private Placement [Member] | Series B Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Share price | ₪ / shares																																											₪ 0.93
Warrants to purchase ordinary shares																																	13,565,691
Aggregate warrants																				11,781,552
Private Placement [Member] | Series E Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Price per warrant | ₪ / shares																																											1.24
Warrants to purchase ordinary shares																																	3,178,557
Aggregate warrants																				2,687,197
Private Placement [Member] | Warrants G [Member]
Shareholders’ Equity (Details) [Line Items]
Aggregate warrants																																						1,001,665
Private Placement [Member] | Warrants F [Member]
Shareholders’ Equity (Details) [Line Items]
Aggregate warrants																				18,917,985
Private Placement [Member] | Warrants F 1 [Member]
Shareholders’ Equity (Details) [Line Items]
Warrants outstanding																				22,067,679
Public Offering [Member]
Shareholders’ Equity (Details) [Line Items]
Private placements gross amount (in Dollars) | $																																							$ 11,645
Issuance of ordinary shares					21,855,655		32,000,000								31,325,315						41,666,670	26,500,000						20,500,000
Net of issuance expenses (in Dollars) | $					$ 7,752,000		$ 5,816,000								$ 24,026,000						$ 4,498,000	$ 2,294,000						$ 5,521,000
Public Offering [Member] | ADS [Member]
Shareholders’ Equity (Details) [Line Items]
Issuance of ordinary shares					4,371,131		6,400,000								6,265,063						8,333,334	5,300,000						4,100,000
Share price | $ / shares					$ 1.85		$ 1	$ 1							$ 4.15						$ 0.6	$ 0.5						$ 1.5
Gross proceeds from public offering (in Dollars) | $							$ 6,400,000								$ 26,000,000						$ 5,000,000	$ 2,650,000						$ 6,150,000
Private Placement Two [Member]
Shareholders’ Equity (Details) [Line Items]
Sale of stock, description																																							The Company issued a total of 21,027,690 Ordinary Shares (average of NIS 2.01 per share, approximately average of $0.55 per share), and a total of 19,520,514 Series F warrants and 1,051,665 Series G warrants at an exercise price of $0.80 and $0.95, respectively, to purchase 1 Ordinary Share for every share purchased in the private placement agreements. After deducting closing costs and fees, the Company received net proceeds of approximately $10,745.
Private Placement Three [Member]
Shareholders’ Equity (Details) [Line Items]
Sale of stock, description																														the Company raised $12,351 in gross proceeds through a private placement of its Ordinary Shares with several leading Israeli institutional investors and several private investors. The Company issued a total of 21,963,411 Ordinary Shares, (NIS 2.05 per share, approximately $0.56 per share). In addition, the Company issued Series F-1 warrants to purchase 22,067,679 Ordinary Shares at an exercise price of $0.80 per share, exercisable until the 24-month anniversary of the date of issuance.	the Company raised $12,351 in gross proceeds through a private placement of its Ordinary Shares with several leading Israeli institutional investors and several private investors. The Company issued a total of 21,963,411 Ordinary Shares, (NIS 2.05 per share, approximately $0.56 per share). In addition, the Company issued Series F-1 warrants to purchase 22,067,679 Ordinary Shares at an exercise price of $0.80 per share, exercisable until the 24-month anniversary of the date of issuance.
Series E Warrants [Member] | Private Placement [Member]
Shareholders’ Equity (Details) [Line Items]
Price per warrant | (per share)																																	$ 0.93										₪ 1.75
Chief Operating Officer [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share | $ / shares			$ 390
Percentage of capital on fully diluted basis																																		15.00%
Board of Directors Chairman [Member]
Shareholders’ Equity (Details) [Line Items]
Options to purchase ordinary shares																							300,000	300,000
Exercise price per share | (per share)																							$ 0.56	₪ 1.95			₪ 1.95
Unrecognized compensation cost (in Dollars) | $																																		$ 1,914,000
Weighted-average period term																																		1 year 10 months 20 days
Options Granted During 2019 and 2020 One [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share | $ / shares																										$ 1.05
Employees [Member]
Shareholders’ Equity (Details) [Line Items]
Options to purchase ordinary shares																																				2,575,000
Exercise price per share | (per share)																										$ 0.54										$ 0.54	₪ 1.95
Options granted shares																																										3,194,205
Comprehensive loss a total expense (in Dollars) | $																																		$ 33,000
Shares Granted To Service Providers One [Member]
Shareholders’ Equity (Details) [Line Items]
Description of options granted																										The Company immediately recognized the additional fair value attributable to vested options, approximately $27, as share compensation expenses. The additional fair value resulting from the modification, approximately $54, is being expensed over the remaining vesting period of the modified options.	The Company immediately recognized the additional fair value attributable to vested options, approximately $27, as share compensation expenses. The additional fair value resulting from the modification, approximately $54, is being expensed over the remaining vesting period of the modified options.
Senior officers [Member]
Shareholders’ Equity (Details) [Line Items]
Comprehensive loss expense (in Dollars) | $							$ 108,000	$ 108,000
Options to purchase ordinary shares							3,650,000
Options vesting term																							The options vest over 12 quarters until fully vested on July 31, 2022.	The options vest over 12 quarters until fully vested on July 31, 2022.
Senior officers [Member] | One third of options [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share | (per share)							$ 0.23	$ 0.787
Senior officers [Member] | Second third of options [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share | (per share)							0.31	$ 1.33
Senior officers [Member] | Last third of options [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share | $ / shares							$ 0.38
Chief Executive Officer [Member]
Shareholders’ Equity (Details) [Line Items]
Options to purchase ordinary shares																		4,113,000	4,113,000
Options granted shares																		2,150,000	2,150,000
Board of Directors [Member]
Shareholders’ Equity (Details) [Line Items]
Comprehensive loss expense (in Dollars) | $													$ 292	$ 292																					$ 292
Options to purchase ordinary shares																		300,000	300,000
Options vesting term																		The options vest over 12 quarters until fully vested on December 31, 2022.	The options vest over 12 quarters until fully vested on December 31, 2022.
Board of Directors [Member] | One third of options [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share | (per share)																		$ 0.23	₪ 0.787
Board of Directors [Member] | Second third of options [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share | (per share)																		0.31	1.06
Board of Directors [Member] | Last third of options [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share | (per share)																		$ 0.38	₪ 1.33
Vice President [Member]
Shareholders’ Equity (Details) [Line Items]
General and administrative expenses (in Dollars) | $																																			$ 11,000
Options to purchase ordinary shares																700,000	700,000	700,000	700,000
Vice President [Member] | One third of options [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share | ₪ / shares																	₪ 0.986
Vice President [Member] | One third of options [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share | $ / shares																$ 0.29
Vice President [Member] | Second third of options [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share | $ / shares																0.31
Exercise price (in New Shekels per share) | ₪ / shares																	₪ 1.06
Vice President [Member] | Last third of options [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share | $ / shares																$ 0.38
Eye-net’s employees [Member]
Shareholders’ Equity (Details) [Line Items]
Description of options granted																																		the Company’s subsidiary, Eye-Net, granted options to purchase 4,500 Ordinary Shares of Eye-Net to its employees at an exercise price of $100 per share. The options vest over 36 months, one third of the options vest after one year and the balance of the remaining options vest over eight quarters until fully vested. In addition, Eye-net granted options to purchase 350 Ordinary Shares of Eye-Net to its employees at an exercise price of $100 per share. The options vest over 11 quarters until fully vested. The Company recorded in its 2021 statement of comprehensive loss an expense of $19, in respect of such grant.
Shares Granted To Service Providers One [Member]
Shareholders’ Equity (Details) [Line Items]
Warrants and options, description																							the Company approved a modification of the exercise price of options held by Magna’s employees, previously granted on August 27, 2017, from NIS 3.57 per share to an exercise price of NIS 1.95 (approximately $0.56) per share. On July 16, 2020, the Company extended the exercise period of the outstanding options granted to Magna’s employees for one additional year. As a result, the Company recorded in its 2021,2020 and 2019 statement of comprehensive loss an expense of $2, $16 and $37, respectively.	the Company approved a modification of the exercise price of options held by Magna’s employees, previously granted on August 27, 2017, from NIS 3.57 per share to an exercise price of NIS 1.95 (approximately $0.56) per share. On July 16, 2020, the Company extended the exercise period of the outstanding options granted to Magna’s employees for one additional year. As a result, the Company recorded in its 2021,2020 and 2019 statement of comprehensive loss an expense of $2, $16 and $37, respectively.
Shares Granted To Service Providers [Member]
Shareholders’ Equity (Details) [Line Items]
Shares issued to service provider										130,342																								220,000	575,000
General and administrative expenses (in Dollars) | $										$ 50																								$ 153,000	$ 124,000
Weighted average volatility																																		92.87%
Risk free interest rates																																		93.41%
Risk free interest rates																																		0.687%
Dividend yields																																		0.00%
Weighted average life of the options, description																																		weighted average life of the options of 4.25-4.37 years.
Warrants and options, description																									the Company granted options to service provider to purchase a total of 25,000 Ordinary Shares at an exercise price of NIS 1.95 per share (approximately $0.56 per share at the grant date). The options vest equally over eight quarters until fully vested on March 31, 2021.
Shares Granted To Service Providers One [Member]
Shareholders’ Equity (Details) [Line Items]
Warrants and options, description						the Company granted to Magna’s employees additional options to purchase a total of 950,000 Ordinary Shares at an exercise price of NIS 0.787 (approximately $0.23 per share at the grant date) for one third of the options, an exercise price of NIS 1.06 (approximately $0.31 per share at the grant date) for the second third of the options and an exercise price of NIS 1.33 (approximately $0.38 per share at the grant date) for the last third of the options. The options vest over 12 quarters until fully vested on December 31, 2022. The Company recorded in its 2021 and 2020 statement of comprehensive loss an expense of $51 and $51, respectively, in respect of such grant, included in research and development expenses.
Service Providers To Purchase [Member]
Shareholders’ Equity (Details) [Line Items]
Comprehensive loss expense (in Dollars) | $	$ 91	$ 91									$ 22	$ 22
Options to purchase ordinary shares	400,000	400,000									100,000	100,000	400,000	400,000
Exercise price per share | (per share)	$ 0.93	$ 2.9									$ 1.53	$ 4.75		$ 2.29
Grant options	300,000	300,000											200,000	200,000
Options granted during 2019 and 2020 [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share | ₪ / shares																											₪ 3.78
Options Granted During [2021 Member]
Shareholders’ Equity (Details) [Line Items]
Comprehensive loss expense (in Dollars) | $	$ 815	$ 815														$ 135	₪ 135																	$ 313
Exercise price per share | $ / shares																$ 100